Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Assumptions Used to Compute Fair Value

The following table summarizes assumptions used to compute the fair value of options granted:

	June 30, 2024	June 30, 2023
Stock price	$0.29 - 0.61	$8.22 - 9.56
Exercise price	$0.29 - 5.00	$11.98
Expected volatility	75.00 - 85.00%	80.00 - 99.03%
Expected term (in years)	5.75 - 10.00	5.25 - 6.08
Risk-free interest rate	4.20 - 4.50%	3.46 - 4.31%

Summary of Stock Option Activity

A summary of stock option activity under the Plan is as follows:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Intrinsic Value
Outstanding at December 31, 2023	748,086	$5.87	8.43	$103,662
Granted	1,398,500	2.91	9.87
Exercised	—	—
Expired	—	—
Forfeited	(464,130)	4.78
Outstanding at June 30, 2024	1,682,456	$3.71	9.17	$1,807
Exercisable at June 30, 2024	433,767	$4.96	8.34	$1,807

Summary of Activity with Respect Status of, RSUs

A summary of the activity with respect to, and status of, RSUs during the six months ended June 30, 2024 is presented below:

	Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2023	—	$—
Granted	892,543	0.53
Vested	—	—
Forfeited	(14,640)	0.29
Outstanding at June 30, 2024	877,903	$0.54